Inventories	12 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 6 - Inventories

	2018	2017

Finished goods	4,426,509	1,513,895
Raw materials	641,222	3,768,842
	5,067,731	5,282,737

The cost of inventories recognized as an expense and included in cost of sales amounts to $27,274,625, $43,990,515 and $44,722,232 for the year ended June 30, 2018, 2017 and 2016, respectively.